Statements Of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
General and administrative expenses	$ (28,440)	[1]	$ (21,439)	[1]	$ (22,372)	[1]
Other income, net	9,787		9,184		3,877
Interest income on loan to a subsidiary	2,112		2,728		1,462
Income before income tax	84,914		558		13,538
Income tax expenses	(17,299)		(972)		(3,672)
Consolidated net income attributable to Nam Tai shareholders	66,921	[2]	505	[2]	15,006	[2]
Other comprehensive income
Comprehensive income attributable to Nam Tai shareholders	66,921	[2]	505	[2]	15,006	[2]
Parent Company
Schedule of Condensed Consolidating Statement of Operations [Line Items]
General and administrative expenses	(1,729)	[3]	(2,374)	[3]	(2,763)	[3]
Other income, net	15,165		1,186		23
Interest income on loan to a subsidiary	4,818		7,721		11,568
Interest income	1,421		725		233
Income before income tax	19,675		7,258		9,061
Income tax expenses
Income before share of net profits of subsidiaries, net of taxes	19,675		7,258		9,061
Share of net profits (losses) of subsidiaries, net of taxes	47,246		(6,753)		5,945
Consolidated net income attributable to Nam Tai shareholders	66,921		505		15,006
Other comprehensive income
Comprehensive income attributable to Nam Tai shareholders	$ 66,921		$ 505		$ 15,006

[1]	General and administrative expenses include employee severance benefits of $656, $187 and $3,504 for the years ended December 31, 2010, 2011 and 2012, respectively.
[2]	"Nam Tai" refers to Nam Tai Electronics, Inc.
[3]	Amount of share-based compensation expense included in general and administrative expenses $ 95 $ 112 $ 547